Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and banks	$ 352,814	$ 330,653
Term deposits	104,445	167,173
Total cash and cash equivalents	$ 457,259	$ 497,826